American Century Investments®
Quarterly Portfolio Holdings
American Century® Large Cap Growth ETF (ACGR)
May 31, 2026

Large Cap Growth ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 0.9%
General Electric Co.	311	100,689
Air Freight and Logistics — 0.3%
FedEx Corp.	79	32,528
Automobiles — 2.5%
Tesla, Inc.(1)	643	280,213
Banks — 0.3%
Regions Financial Corp.	1,112	31,136
Biotechnology — 1.3%
AbbVie, Inc.	446	97,103
Vertex Pharmaceuticals, Inc.(1)	120	53,705
		150,808
Broadline Retail — 4.5%
Amazon.com, Inc.(1)	1,726	467,125
eBay, Inc.	374	40,867
		507,992
Building Products — 1.2%
Johnson Controls International PLC	346	46,385
Trane Technologies PLC	204	92,065
		138,450
Capital Markets — 1.0%
KKR & Co., Inc.	261	25,040
MSCI, Inc.	86	54,299
S&P Global, Inc.	74	31,376
		110,715
Chemicals — 0.5%
Linde PLC	122	60,718
Communications Equipment — 0.4%
Motorola Solutions, Inc.	113	45,571
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	199	190,308
Sprouts Farmers Market, Inc.(1)	91	7,518
U.S. Foods Holding Corp.(1)	79	6,466
		204,292
Electrical Equipment — 1.8%
Eaton Corp. PLC	67	26,840
GE Vernova, Inc.	99	95,864
Vertiv Holdings Co., Class A	269	84,926
		207,630
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	638	94,909
Coherent Corp.(1)	57	20,604
		115,513
Energy Equipment and Services — 0.3%
SLB Ltd.	541	29,512
Entertainment — 1.1%
Netflix, Inc.(1)	1,523	131,009
Financial Services — 4.6%
Mastercard, Inc., Class A	673	332,448

Visa, Inc., Class A	591	192,879
		525,327
Ground Transportation — 0.5%
Uber Technologies, Inc.(1)	805	56,672
Health Care Equipment and Supplies — 1.0%
IDEXX Laboratories, Inc.(1)	192	108,198
Insulet Corp.(1)	63	9,131
		117,329
Health Care Providers and Services — 0.7%
Cencora, Inc.	91	24,512
Cigna Group	144	39,946
Elevance Health, Inc.	34	13,368
		77,826
Health Care REITs — 0.2%
Welltower, Inc.	132	27,104
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	127	22,141
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	207	27,595
Booking Holdings, Inc.	456	76,348
Marriott International, Inc., Class A	237	89,017
		192,960
Interactive Media and Services — 10.3%
Alphabet, Inc., Class A	2,261	859,949
Meta Platforms, Inc., Class A	497	314,357
		1,174,306
IT Services — 1.0%
MongoDB, Inc.(1)	96	32,213
Okta, Inc.(1)	284	35,008
Snowflake, Inc., Class A(1)	207	52,899
		120,120
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	310	42,014
Machinery — 1.1%
Cummins, Inc.	85	54,963
Parker-Hannifin Corp.	52	43,921
Xylem, Inc.	281	30,781
		129,665
Pharmaceuticals — 2.7%
Eli Lilly & Co.	282	311,610
Professional Services — 0.4%
Automatic Data Processing, Inc.	195	43,259
Semiconductors and Semiconductor Equipment — 24.5%
Analog Devices, Inc.	172	71,182
Applied Materials, Inc.	210	94,513
ASML Holding NV, NY Shares	32	51,608
Broadcom, Inc.	1,664	743,425
Lam Research Corp.	581	184,863
Micron Technology, Inc.	31	30,101
NVIDIA Corp.	7,353	1,552,512
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	149	62,349
		2,790,553
Software — 16.7%
AppLovin Corp., Class A(1)	116	71,118
Cadence Design Systems, Inc.(1)	325	121,852

Crowdstrike Holdings, Inc., Class A(1)	139	101,609
Datadog, Inc., Class A(1)	250	61,838
Dynatrace, Inc.(1)	942	40,120
Intuit, Inc.	123	40,778
Microsoft Corp.	2,609	1,174,676
Palantir Technologies, Inc., Class A(1)	179	28,021
Palo Alto Networks, Inc.(1)	337	94,930
ServiceNow, Inc.(1)	1,141	141,906
Workday, Inc., Class A(1)	195	28,507
		1,905,355
Specialized REITs — 0.4%
Equinix, Inc.	39	41,654
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A(1)	152	11,738
Burlington Stores, Inc.(1)	64	20,725
Carvana Co.(1)	355	25,915
O'Reilly Automotive, Inc.(1)	331	28,757
TJX Cos., Inc.	691	106,932
		194,067
Technology Hardware, Storage and Peripherals — 10.1%
Apple, Inc.	3,518	1,097,827
Western Digital Corp.	96	50,996
		1,148,823
Textiles, Apparel and Luxury Goods — 0.7%
Amer Sports, Inc.(1)	2,055	73,117
Birkenstock Holding PLC(1)	201	9,059
		82,176
Trading Companies and Distributors — 0.4%
Fastenal Co.	274	12,111
United Rentals, Inc.	29	28,874
		40,985
TOTAL COMMON STOCKS (Cost $8,108,193)		11,190,722
EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Growth ETF (Cost $161,959)	1,375	175,794
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $33,818)	33,818	33,818
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,303,970)		11,400,334
OTHER ASSETS AND LIABILITIES — 0.0%		1,340
TOTAL NET ASSETS — 100.0%		$11,401,674

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.